Income Taxes, Balances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
State
Income Tax Disclosure
Income taxes receivable	$ 1,199
Income taxes (payable)		(1,545)
Federal
Income Tax Disclosure
Income taxes receivable	73,510
Income taxes (payable)		$ (32,351)